Share capital - Summary of Issued Share Capital (Detail) ₨ in Millions, $ in Millions		5 Months Ended	7 Months Ended		12 Months Ended
	Apr. 01, 2021 INR (₨) shares	Aug. 23, 2021 INR (₨) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨) shares
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	₨ 3,799				₨ 3,799
Shares issued during the year					9,149
Capital transaction involving issue of shares amount					73,655
Shares pending cancellation amount					997
Ending balance			₨ 4,808	$ 63	4,808	$ 63	₨ 3,799
Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year					0
Capital transaction involving issue of shares amount					1,050
Recognition of non-controlling interests					(497)
Shares pending cancellation amount					0
Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year					9,149
Capital transaction involving issue of shares amount					72,605
Recognition of non-controlling interests					(13,226)
Effect of approved capital reduction					₨ (9,128)
Ordinary shares | Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance, shares | shares	379,924,556	425,561,674	388,504,721	388,504,721	379,924,556	379,924,556	379,924,556
Shares issued during the year, shares | shares	45,637,118		12,328,219	12,328,219			0
Capital transaction involving issue of shares | shares		105,011,966
Recognition of non-controlling interests, shares | shares		(49,732,523)
Adjustment to arrive at number of equity instruments | shares		(92,336,396)
Shares pending cancellation | shares			(1,655,300)	(1,655,300)
Ending balance, shares | shares	425,561,674	388,504,721	399,177,640	399,177,640	399,177,640	399,177,640	379,924,556
Beginning balance	₨ 3,799	₨ 4,255	₨ 4,808		₨ 3,799		₨ 3,799
Shares issued during the year	456		0				0
Capital transaction involving issue of shares amount		1,050
Recognition of non-controlling interests		(497)
Adjustment to arrive at number of equity instruments amount		0
Shares pending cancellation amount			0
Ending balance	4,255	4,808	4,808		4,808		3,799
Ordinary shares | Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	67,165	94,651	154,030		67,165		67,165
Shares issued during the year	27,486		9,149				0
Capital transaction involving issue of shares amount		72,605
Recognition of non-controlling interests		(13,226)
Adjustment to arrive at number of equity instruments amount		0
Effect of approved capital reduction			(9,128)
Shares pending cancellation amount			0
Ending balance	₨ 94,651	₨ 154,030	₨ 154,051		₨ 154,051		₨ 67,165